Segment Report - Narrative (Details) R in Millions	12 Months Ended
	Jun. 30, 2024 ZAR (R) product	Jun. 30, 2023 ZAR (R)	Jun. 30, 2022 ZAR (R)
Disclosure of operating segments [line items]
Number of economic products | product	1
Additions other than through business combinations, property, plant and equipment	R 8,327	R 7,598	R 6,192
Segment Report	Segment report
Accounting policy
Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker (CODM). The CODM has been identified as the Group CEO's office.

The group has one main economic product, being gold. In order to determine operating and reportable segments, management reviewed various factors, including geographical location as well as managerial structure. It was determined that an operating segment consists of a shaft or a group of shafts or open pit mine managed by an operational management team.

After applying the qualitative and quantitative thresholds from IFRS 8 Operating Segments, the reportable segments were determined as: Tshepong North, Tshepong South, Moab Khotsong, Bambanani, Joel, Doornkop, Target 1, Kusasalethu, Masimong, Mponeng, Mine Waste Solutions and Hidden Valley. All other operating segments have been grouped together under all other surface operations.

The CODM has been identified as the Group CEO's office consisting of the:
•Chief executive officer
•Financial director
•Executive director: Stakeholder relations and Corporate affairs
•Group Chief operating officer: Operations
•Group Chief operating officer: Chief Development Officer
•Chief financial officer: Treasury
•Senior executive: Chief Corporate Officer
•Senior executive: Chief Sustainability Officer
•Senior executive: Chief People Officer
•Executive: Chief Technology and Information Officer
•Executive operating officer: South Africa Operations
•Executive operating officer: Australasia Operations.

When assessing profitability, the CODM considers the revenue and production costs of each segment. The net of these amounts is the production profit or loss. Therefore, production profit has been disclosed in the segment report as the measure of profit or loss. The CODM also considers capital expenditure, gold production and tonnes milled when assessing the overall economic sustainability of each segment. The CODM, however, does not consider depreciation or impairment and therefore these amounts have not been disclosed in the segment report.

Segment assets consist of mining assets and mining assets under construction included under property, plant and equipment which can be attributed to the segment. Current and non-current group assets that are not allocated at a segment level form part of the reconciliation to total assets.

A reconciliation of the segment totals to the group financial statements has been included in note 40.
Segment report continued

	Revenue[1] 30 June			Production cost 30 June			Production profit/(loss) 30 June			Segment assets 30 June			Capital expenditure# 30 June			Kilograms produced* 30 June			Tonnes milled* 30 June
	2024	2023	2022	2024	2023	2022	2024	2023	2022	2024	2023	2022	2024	2023	2022	2024	2023	2022	2024	2023	2022
	Rand million			Rand million			Rand million			Rand million			Rand million			Kg			000t
South Africa
Underground
Moab Khotsong	8 108	7 036	5 779	4 638	4 515	4 038	3 470	2 521	1 741	6 017	5 125	4 324	1 330	1 167	894	6 599	6 668	6 508	822	920	959
Mponeng	10 577	7 845	5 620	5 795	4 997	4 487	4 782	2 848	1 133	4 438	4 630	4 433	890	704	605	8 751	7 449	6 086	880	884	840
Tshepong North	3 877	3 530	3 429	2 827	2 701	2 894	1 050	829	535	2 369	2 226	2 049	559	553	1 038	3 248	3 354	3 793	726	795	988
Tshepong South	3 734	3 607	2 922	2 564	2 395	2 190	1 170	1 212	732	2 326	2 043	1 730	527	514	476	3 129	3 431	3 229	465	506	573
Doornkop	4 198	4 384	3 106	3 041	3 009	2 453	1 157	1 375	653	3 924	3 624	3 222	686	716	491	3 470	4 213	3 444	815	898	874
Joel	2 079	2 044	1 411	1 663	1 616	1 308	416	428	103	1 372	1 306	1 244	235	231	225	1 733	1 947	1 556	401	435	434
Target 1	2 262	1 308	1 648	2 352	2 009	1 812	(90)	(701)	(164)	1 951	1 745	1 517	488	428	384	1 859	1 275	1 800	462	365	455
Kusasalethu	4 638	3 621	4 139	3 670	3 343	3 086	968	278	1 053	520	634	822	226	253	210	3 842	3 460	4 567	584	567	607
Masimong	2 137	2 053	1 733	1 852	1 724	1 504	285	329	229	—	16	17	44	47	49	1 780	1 961	1 910	473	470	486
Bambanani[2]	—	18	1 286	—	16	1 163	—	2	123	—	—	—	—	—	25	—	—	1 433	—	—	176
Surface
Mine Waste Solutions	4 016	2 689	2 642	2 047	1 809	1 588	1 969	880	1 054	3 546	2 060	1 027	1 463	932	264	3 770	2 804	2 899	22 655	23 067	23 443
All other surface operations	6 463	4 945	4 868	3 694	3 371	3 551	2 769	1 574	1 317	1 268	1 234	1 066	338	316	282	5 296	4 719	5 304	19 676	19 382	20 737
Total South Africa	52 089	43 080	38 583	34 143	31 505	30 074	17 946	11 575	8 509	27 731	24 643	21 451	6 786	5 861	4 943	43 477	41 281	42 529	47 959	48 289	50 572
International
Hidden Valley	6 181	4 440	3 159	2 247	2 036	2 122	3 934	2 404	1 037	5 570	5 766	4 141	1 541	1 737	1 249	5 101	4 370	3 707	3 360	3 846	3 229
Total international	6 181	4 440	3 159	2 247	2 036	2 122	3 934	2 404	1 037	5 570	5 766	4 141	1 541	1 737	1 249	5 101	4 370	3 707	3 360	3 846	3 229
Total operations	58 270	47 520	41 742	36 390	33 541	32 196	21 880	13 979	9 546	33 301	30 409	25 592	8 327	7 598	6 192	48 578	45 651	46 236	51 319	52 135	53 801
Reconciliation of segment information to the consolidated income statement and balance sheet	3 109	1 755	903	2 533	1 325	903	576	430	—	27 159	26 831	21 216	—	—	—	—	—	—	—	—	—
	61 379	49 275	42 645	38 923	34 866	33 099	22 456	14 409	9 546	60 460	57 240	46 808	8 327	7 598	6 192	48 578	45 651	46 236	51 319	52 135	53 801
#    Capital expenditure for international operations excludes expenditure spent on Wafi-Golpu and Eva Copper of R71 million (2023: R41 million) (2022: R22 million).
*    Production statistics are unaudited.
[1] Segment revenue consists of revenue from the sale of gold, realised gains or losses of the hedge-accounted gold derivatives and, for Mine Waste Solutions, the non-cash consideration of the streaming arrangement.
[2] The Bambanani operation closed during June 2022. The transactions in the prior year relate to the inventory at 30 June 2022.
Reconciliation of segment information to consolidated income statement and balance sheet

	SA Rand
Figures in million	2024	2023	2022
Reconciliation of production profit to consolidated profit/(loss) before taxation
Revenue per segment report	58 270	47 520	41 742
Revenue per income statement	61 379	49 275	42 645
Other metal sales treated as by-product credits in the segment report	(2 533)	(1 325)	(903)
Toll treatment services	(576)	(430)	—
Production costs per segment report	(36 390)	(33 541)	(32 196)
Production costs per income statement	(38 923)	(34 866)	(33 099)
Other metal sales treated as by-product credits in the segment report	2 533	1 325	903

Production profit per segment report	21 880	13 979	9 546
Revenue not included in segments	576	430	—
Cost of sales items other than production costs	(8 310)	(4 669)	(8 828)
Amortisation and depreciation of mining assets	(4 546)	(3 355)	(3 622)
Amortisation and depreciation of assets other than mining assets	(96)	(99)	(61)
Rehabilitation expenditure	(3)	(32)	(136)
Care and maintenance cost of restructured shafts	(246)	(227)	(273)
Employment termination and restructuring costs	(86)	(597)	(218)
Share-based payments	(171)	(51)	(143)
Impairment of assets	(2 793)	—	(4 433)
Toll treatment costs	(420)	(323)	—
Other	51	15	58

Gross profit	14 146	9 740	718
Corporate, administration and other expenditure	(1 294)	(1 044)	(984)
Exploration expenditure	(1 047)	(506)	(214)
Gains/(losses) on derivatives	453	(194)	53
Foreign exchange translation gain/(loss)	97	(634)	(327)
Other operating expenses	(679)	(268)	(1)

Operating profit/(loss)	11 676	7 094	(755)
Acquisition-related costs	—	(214)	—
Share of profit from associate	81	57	63
Investment income	809	663	352
Finance costs	(796)	(994)	(718)

Profit/(loss) before taxation	11 770	6 606	(1 058)
40    Reconciliation of segment information to consolidated income statement and balance sheet continued

	SA Rand
Figures in million	2024	2023	2022
Reconciliation of total segment assets to consolidated assets includes the following:
Non-current assets
Property, plant and equipment not allocated to a segment	8 047	11 098	7 280
Mining assets (a)	1 064	1 080	943
Undeveloped property (b)	4 475	7 384	4 004
Other non-mining assets	567	516	510
Assets under construction (c)	1 941	2 118	1 823
Intangible assets	19	33	48
Restricted cash and investments	6 494	6 121	5 555
Investments in associates	165	111	125
Deferred tax assets	140	189	203
Other non-current assets	344	332	374
Derivative financial assets	453	269	137
Current assets
Inventories	3 603	3 265	2 818
Restricted cash and investments	39	41	27
Trade and other receivables	2 604	2 395	1 682
Derivative financial assets	558	110	519
Cash and cash equivalents	4 693	2 867	2 448
Total	27 159	26 831	21 216

(a)    These balances relate to Wafi-Golpu assets and assets that provide services to several CGUs, such as Harmony One Plant.

(b)    Undeveloped properties comprise the Target North property, Eva Copper (refer to note 14) and Wafi-Golpu’s undeveloped properties. Refer to note 6 for details on the impairment of Target North.

(c)    Assets under construction consist of the Wafi-Golpu assets.

Segment Report	Segment report continued

	Revenue[1] 30 June			Production cost 30 June			Production profit/(loss) 30 June			Segment assets 30 June			Capital expenditure# 30 June			Kilograms produced* 30 June			Tonnes milled* 30 June
	2024	2023	2022	2024	2023	2022	2024	2023	2022	2024	2023	2022	2024	2023	2022	2024	2023	2022	2024	2023	2022
	Rand million			Rand million			Rand million			Rand million			Rand million			Kg			000t
South Africa
Underground
Moab Khotsong	8 108	7 036	5 779	4 638	4 515	4 038	3 470	2 521	1 741	6 017	5 125	4 324	1 330	1 167	894	6 599	6 668	6 508	822	920	959
Mponeng	10 577	7 845	5 620	5 795	4 997	4 487	4 782	2 848	1 133	4 438	4 630	4 433	890	704	605	8 751	7 449	6 086	880	884	840
Tshepong North	3 877	3 530	3 429	2 827	2 701	2 894	1 050	829	535	2 369	2 226	2 049	559	553	1 038	3 248	3 354	3 793	726	795	988
Tshepong South	3 734	3 607	2 922	2 564	2 395	2 190	1 170	1 212	732	2 326	2 043	1 730	527	514	476	3 129	3 431	3 229	465	506	573
Doornkop	4 198	4 384	3 106	3 041	3 009	2 453	1 157	1 375	653	3 924	3 624	3 222	686	716	491	3 470	4 213	3 444	815	898	874
Joel	2 079	2 044	1 411	1 663	1 616	1 308	416	428	103	1 372	1 306	1 244	235	231	225	1 733	1 947	1 556	401	435	434
Target 1	2 262	1 308	1 648	2 352	2 009	1 812	(90)	(701)	(164)	1 951	1 745	1 517	488	428	384	1 859	1 275	1 800	462	365	455
Kusasalethu	4 638	3 621	4 139	3 670	3 343	3 086	968	278	1 053	520	634	822	226	253	210	3 842	3 460	4 567	584	567	607
Masimong	2 137	2 053	1 733	1 852	1 724	1 504	285	329	229	—	16	17	44	47	49	1 780	1 961	1 910	473	470	486
Bambanani[2]	—	18	1 286	—	16	1 163	—	2	123	—	—	—	—	—	25	—	—	1 433	—	—	176
Surface
Mine Waste Solutions	4 016	2 689	2 642	2 047	1 809	1 588	1 969	880	1 054	3 546	2 060	1 027	1 463	932	264	3 770	2 804	2 899	22 655	23 067	23 443
All other surface operations	6 463	4 945	4 868	3 694	3 371	3 551	2 769	1 574	1 317	1 268	1 234	1 066	338	316	282	5 296	4 719	5 304	19 676	19 382	20 737
Total South Africa	52 089	43 080	38 583	34 143	31 505	30 074	17 946	11 575	8 509	27 731	24 643	21 451	6 786	5 861	4 943	43 477	41 281	42 529	47 959	48 289	50 572
International
Hidden Valley	6 181	4 440	3 159	2 247	2 036	2 122	3 934	2 404	1 037	5 570	5 766	4 141	1 541	1 737	1 249	5 101	4 370	3 707	3 360	3 846	3 229
Total international	6 181	4 440	3 159	2 247	2 036	2 122	3 934	2 404	1 037	5 570	5 766	4 141	1 541	1 737	1 249	5 101	4 370	3 707	3 360	3 846	3 229
Total operations	58 270	47 520	41 742	36 390	33 541	32 196	21 880	13 979	9 546	33 301	30 409	25 592	8 327	7 598	6 192	48 578	45 651	46 236	51 319	52 135	53 801
Reconciliation of segment information to the consolidated income statement and balance sheet	3 109	1 755	903	2 533	1 325	903	576	430	—	27 159	26 831	21 216	—	—	—	—	—	—	—	—	—
	61 379	49 275	42 645	38 923	34 866	33 099	22 456	14 409	9 546	60 460	57 240	46 808	8 327	7 598	6 192	48 578	45 651	46 236	51 319	52 135	53 801
#    Capital expenditure for international operations excludes expenditure spent on Wafi-Golpu and Eva Copper of R71 million (2023: R41 million) (2022: R22 million).
*    Production statistics are unaudited.
[1] Segment revenue consists of revenue from the sale of gold, realised gains or losses of the hedge-accounted gold derivatives and, for Mine Waste Solutions, the non-cash consideration of the streaming arrangement.
[2] The Bambanani operation closed during June 2022. The transactions in the prior year relate to the inventory at 30 June 2022.

Wafi-Golpu Joint Operation | Foreign operations | Eva Copper operations and related assets
Disclosure of operating segments [line items]
Additions other than through business combinations, property, plant and equipment	R 71	R 41	R 22